UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1. Schedule of Investments

PGIM Jennison Natural Resources Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 97.5%
Common Stocks 97.5%
Aluminum 1.9%
Alcoa Corp.*	284,915	$ 12,328,272
Constellium NV(Class A Stock)*	1,164,016	15,248,610
		27,576,882
Commodity Chemicals 0.0%
LyondellBasell Industries NV (Class A Stock)	4,168	461,773
Copper 7.0%
First Quantum Minerals Ltd. (Zambia)	2,016,341	31,449,867
Freeport-McMoRan, Inc.	748,998	12,358,467
Lundin Mining Corp. (Chile)	3,802,004	21,043,494
Nevsun Resources Ltd. (Canada)	2,705,117	10,043,983
Southern Copper Corp. (Peru)	510,379	25,192,307
		100,088,118
Diversified Chemicals 2.7%
BASF SE (Germany)	4,180	400,392
Chemours Co. (The)(a)	288,130	13,199,235
DowDuPont, Inc.	256,890	17,666,325
Eastman Chemical Co.	65,153	6,751,154
		38,017,106
Diversified Metals & Mining 9.2%
Anglo American PLC (South Africa)(a)	893,177	20,295,831
BHP Billiton Ltd. (Australia), ADR(a)	637,525	33,317,056
China Molybdenum Co. Ltd. (China)(Class H Stock)(a)	12,323,458	6,342,368
Glencore PLC (Switzerland)*	5,100,537	22,478,554
Hudbay Minerals, Inc. (Canada)	1,454,640	7,570,368
Ivanhoe Mines Ltd. (Canada)(Class A Stock)*	744,835	1,482,971
Ivanhoe Mines Ltd. (Canada)(Class A Stock), 144A*	2,082,400	4,146,071
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,763,422	1,070,397
Rio Tinto PLC (Australia), ADR(a)	462,094	25,646,217
Teck Resources Ltd. (Canada)(Class B Stock)	318,145	8,281,314
		130,631,147

PGIM Jennison Natural Resources Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Electrical Components & Equipment 1.9%
GrafTech International Ltd.(a)	747,714	$ 15,851,537
Sunrun, Inc.*(a)	816,834	11,550,032
		27,401,569
Fertilizers & Agricultural Chemicals 1.8%
FMC Corp.	165,991	14,919,271
Nutrien Ltd. (Canada)	209,940	11,380,847
		26,300,118
Gold 5.6%
Agnico Eagle Mines Ltd. (Canada)	460,417	19,282,264
Alacer Gold Corp.*(a)	3,158,225	6,846,442
Algold Resources Ltd. (Canada), 144A*(a)	43,790	3,114
Axmin, Inc. (Canada)*	666,158	70,413
Barrick Gold Corp. (Canada)	22,387	250,511
Guyana Goldfields, Inc. (Canada)*	163,830	503,763
Guyana Goldfields, Inc. (Canada), 144A*	2,654,213	8,161,473
Kinross Gold Corp. (Canada)*	1,959,065	7,052,634
Newmont Mining Corp.	541,196	19,851,069
Randgold Resources Ltd. (United Kingdom), ADR(a)	249,526	18,427,495
		80,449,178
Integrated Oil & Gas 5.0%
Chevron Corp.	2,445	308,730
Occidental Petroleum Corp.	6,460	542,188
Royal Dutch Shell PLC (Netherlands)(Class A Stock)	809,712	27,750,785
Suncor Energy, Inc. (Canada)	997,990	42,055,299
		70,657,002
Oil & Gas Drilling 2.5%
Independence Contract Drilling, Inc.*	1,722,043	6,939,833
Patterson-UTI Energy, Inc.	1,245,774	21,427,313
Rowan Cos. PLC(Class A Stock)*	486,895	7,050,240
		35,417,386
Oil & Gas Equipment & Services 14.5%
Baker Hughes a GE Co.	7,956	275,118
Cactus, Inc.(Class A Stock)*	294,649	9,640,915
Core Laboratories NV	140,081	15,705,882
FTS International, Inc.*	522,628	6,271,536

PGIM Jennison Natural Resources Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Oil & Gas Equipment & Services (cont’d.)
Halliburton Co.	1,057,154	$ 44,844,473
National Oilwell Varco, Inc.	13,337	648,445
NCS Multistage Holdings, Inc.*(a)	543,706	8,623,177
ProPetro Holding Corp.*	900,715	14,807,755
Schlumberger Ltd.	565,594	38,188,907
Select Energy Services, Inc.(Class A Stock)*	671,767	10,264,600
Solaris Oilfield Infrastructure, Inc.(Class A Stock)*(a)	524,306	8,226,361
TechnipFMC PLC (United Kingdom)	1,040,352	33,863,457
Tenaris SA (Luxembourg), ADR(a)	409,350	15,039,519
		206,400,145
Oil & Gas Exploration & Production 29.7%
Alta Mesa Resources, Inc.*	600,178	3,625,075
Anadarko Petroleum Corp.	799,742	58,501,127
Cimarex Energy Co.	252,887	24,934,658
Concho Resources, Inc.*	285,396	41,625,007
Continental Resources, Inc.*(a)	550,474	35,158,774
Devon Energy Corp.	780,740	35,141,107
Encana Corp. (Canada)	1,465,083	19,690,716
EOG Resources, Inc.(a)	435,919	56,207,396
Hess Corp.	8,822	578,988
Kosmos Energy Ltd. (Ghana)*	906,570	6,871,801
Lekoil Ltd. (Nigeria)*	23,939,552	6,130,743
Marathon Oil Corp.	23,828	503,247
Newfield Exploration Co.*	362,532	10,411,919
Noble Energy, Inc.	1,219,904	44,026,335
Pioneer Natural Resources Co.	95,856	18,142,665
Range Resources Corp.(a)	1,228,842	18,961,032
Sintana Energy, Inc. (Canada)*	637,992	68,662
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	140,447
WPX Energy, Inc.*	2,302,600	43,219,802
		423,939,501
Oil & Gas Refining & Marketing 4.9%
Andeavor	179,575	26,947,024
Marathon Petroleum Corp.	269,978	21,822,322
Phillips 66	3,684	454,385
Valero Energy Corp.	180,100	21,314,835
		70,538,566
Oil & Gas Storage & Transportation 3.4%
Cheniere Energy, Inc.*	343,324	21,801,074

PGIM Jennison Natural Resources Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Oil & Gas Storage & Transportation (cont’d.)
Kinder Morgan, Inc.	477,480	$ 8,489,594
Targa Resources Corp.	337,252	17,223,460
Williams Cos., Inc. (The)	7,991	237,732
		47,751,860
Packaged Foods & Meats 0.5%
Adecoagro SA (Argentina)*	836,301	7,024,928
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)^*(f)	523,100	—
Renewable Electricity 0.7%
NextEra Energy Partners LP	206,654	9,727,204
Silver 0.6%
Wheaton Precious Metals Corp. (Canada)	429,558	8,999,240
Specialty Chemicals 1.9%
Albemarle Corp.(a)	65,305	6,151,731
Celanese Corp.(Class A Stock)	114,771	13,555,603
Ecolab, Inc.	724	101,867
PPG Industries, Inc.	4,038	446,845
Shin-Etsu Chemical Co. Ltd. (Japan)	3,745	378,625
Venator Materials PLC*	431,504	6,308,588
		26,943,259
Steel 2.9%
ArcelorMittal (Luxembourg)(a)	14,393	458,417
Nucor Corp.	7,140	477,880
Reliance Steel & Aluminum Co.	116,307	10,490,891
Steel Dynamics, Inc.	439,631	20,702,224
Warrior Met Coal, Inc.	361,902	9,362,405
		41,491,817
Trading Companies & Distributors 0.8%
Univar, Inc.*	426,557	11,726,052
Total Common Stocks (cost $1,028,371,223)		1,391,542,851

PGIM Jennison Natural Resources Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Warrants* 0.0%
Oil & Gas Exploration & Production
Alta Mesa Resources, Inc. expiring 02/09/23 (cost $465,093)	221,472	$ 243,619

Total Long-Term Investments (cost $1,028,836,316)		1,391,786,470

Short-Term Investments 14.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	40,369,153	40,369,153
PGIM Institutional Money Market Fund (cost $168,522,612; includes $168,183,717 of cash collateral for securities on loan)(b)(w)	168,529,481	168,546,334

Total Short-Term Investments (cost $208,891,765)		208,915,487

TOTAL INVESTMENTS 112.1% (cost $1,237,728,081)		1,600,701,957
Liabilities in excess of other assets (12.1)%		(172,322,250)

Net Assets 100.0%		$ 1,428,379,707

The following abbreviations are used in the quarterly schedule of portfolio holdings.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $166,605,909; cash collateral of $168,183,717 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM Jennison Natural Resources Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$ 27,576,882	$ —	$—
Commodity Chemicals	461,773	—	—
Copper	100,088,118	—	—
Diversified Chemicals	37,616,714	400,392	—
Diversified Metals & Mining	77,368,323	53,262,824	—
Electrical Components & Equipment	27,401,569	—	—
Fertilizers & Agricultural Chemicals	26,300,118	—	—
Gold	72,214,178	8,235,000	—
Integrated Oil & Gas	42,906,217	27,750,785	—
Oil & Gas Drilling	35,417,386	—	—
Oil & Gas Equipment & Services	206,400,145	—	—
Oil & Gas Exploration & Production	417,808,758	6,130,743	—
Oil & Gas Refining & Marketing	70,538,566	—	—
Oil & Gas Storage & Transportation	47,751,860	—	—
Packaged Foods & Meats	7,024,928	—	—
Precious Metals & Minerals	—	—	—
Renewable Electricity	9,727,204	—	—
Silver	8,999,240	—	—
Specialty Chemicals	26,564,634	378,625	—
Steel	41,491,817	—	—
Trading Companies & Distributors	11,726,052	—	—
Warrants
Oil & Gas Exploration & Production	243,619	—	—
Affiliated Mutual Funds	208,915,487	—	—
Total	$1,504,543,588	$96,158,369	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Country Allocation:
The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:
United States(including 11.8% of collateral for securities on loan)	80.4%
Canada	10.5
Australia	4.1
United Kingdom	3.7
Zambia	2.2
Netherlands	2.0
Peru	1.7
Switzerland	1.6%
Chile	1.5
South Africa	1.4
Luxembourg	1.1
Argentina	0.5
Ghana	0.5
China	0.5
Nigeria	0.4

PGIM Jennison Natural Resources Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Country Allocation (continued):
Germany	0.0* %
Japan	0.0*
112.1
Liabilities in excess of other assets	(12.1)
100.0%

*	Less than +/- 0.05%

Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date	September 17, 2018

* Print the name and title of each signing officer under his or her signature.